(Loss)/Earnings Per Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of earnings per ordinary share
	Years Ended December 31,
	2019	2020	2020
Numerator
Net income from continuing operations	54,010	81,028	62,718
Net income from discontinued operations	(22,319)	(109)	(10,025)
Denominator
Weighted average number of ordinary shares – basic and diluted
Basic	70,488,700	70,488,700	83,925,002
Diluted	70,488,700	70,488,700	85,775,002
Basic earnings per share from continued operation	RMB 0.77	RMB 1.15	RMB 0.75
Basic loss per share from discontinued operation	RMB (0.32)	RMB -	RMB (0.12)
Diluted earnings per share from continued operation	RMB 0.77	RMB 1.15	RMB 0.73
Diluted loss per share from discontinued operation	RMB (0.32)	RMB -	RMB (0.12)